Summary of Significant Accounting Policies - Schedule of Interest Income and Others (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Interest Income and Others Recognized [Abstract]
Interests on bank deposits	$ 34,766	$ 903	$ 1,830
Interests on customers’ overdue	201,531	57,191	36,838
Gain on disposal of investment in equity securities	14,107
Sundry income	4,584	5,205	5,259
Interest income and others	$ 254,988	$ 63,299	$ 43,927